Earnings per Share_Weighted Average Number Of Ordinary Shares(Details)	12 Months Ended
	Dec. 31, 2017 KRW (₩) ₩ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 KRW (₩) ₩ / shares shares	Dec. 31, 2015 KRW (₩) ₩ / shares shares
Weighted average number of ordinary shares outstanding
Beginning (A)	418,111,537	418,111,537	386,351,693	386,351,693
Issue of ordinary shares related to business combination (B)	0		6,421,389	0
Acquisition of treasury shares (C)	(21,618,520)		(9,153,437)	0
Sales of treasury shares (D)	2,231,945		0	0
Weighted average number of ordinary shares outstanding (E=A+B+C+D)	398,724,962		383,619,645	386,351,693
Basic earnings per share
Explanation Of Adjustments Of Numerator To Calculate Basic Earnings Per Share	Basic earnings per share is calculated by dividing profit and loss attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding, excluding the treasury shares, during the years ended		Basic earnings per share is calculated by dividing profit and loss attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding, excluding the treasury shares, during the years ended	Basic earnings per share is calculated by dividing profit and loss attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding, excluding the treasury shares, during the years ended
Profit attributable to ordinary shares (F) | ₩	₩ 3,311,437,880,186		₩ 2,143,744,271,801	₩ 1,698,317,850,139
Weighted average number of ordinary shares outstanding (G)	398,724,962		383,619,645	386,351,693
Basic earnings per share (H = F / G) | (per share)	₩ 8,305	$ 7.78	₩ 5,588	₩ 4,396